General	12 Months Ended
Dec. 31, 2022
General [Abstract]
GENERAL

NOTE 1 - GENERAL:

1.	Inspira Technologies Oxy B.H.N. Ltd (formerly: Insense Medical Ltd.) (the “Company”) was incorporated in Israel and commenced its operations on February 27, 2018. The Company’s functional currency is the New Israeli Shekel (“NIS”).

The Company operates in the medical technology industry in the field of respiratory support technology engaged in the research, development, manufacturing related activities, and go to market activities of proprietary products and technologies. The Company is developing the following products:

(*)The INSPIRA ART (Augmented Respiratory Technology), which is a respiratory support technology targeted toward utilizing direct blood oxygenation to boost patient saturation levels within minutes while the patient is awake and spontaneously breathing. The aim is to reduce the need for invasive mechanical ventilation, with the potential to reduce risks, complications and high costs.

(*) The HYLA blood sensor, which is a non-invasive optical blood sensor designed to perform real-time and continuous blood measurements, potentially minimizing the need to take actual blood samples from patients.

(*)The ALICE Device, an advanced form of life support system better known by the medical industry as a cardiopulmonary bypass system is being designed for use in surgical procedures requiring cardiopulmonary bypass for six hours or less.

2.	The Company’s products are in the development stage. The ALICE device and the INSPIRA ART has not yet been tested or used in humans and the Company’s products have not been approved by the U.S. Food and Drug Administration (the “FDA”).

3.	On July 16, 2021, the Company completed its IPO on the Nasdaq Capital Market, whereby the Company sold 2,909,091 ordinary shares, no par value (the “Ordinary Shares”) and 3,345,455 tradable warrants (inclusive of 436,364 tradable warrants pursuant to the exercise of an overallotment option granted to the underwriters). The aggregate proceeds received by the Company from the IPO were approximately 14,490, after deducting underwriting discounts and commissions and additional offering costs totaled in approximately 1,543. On July 16, 2021, following the closing of the IPO, the Company issued 2,113,905 Ordinary Shares and 1,149,582 non-tradable warrants to investors and 16,587 non-tradeable warrants to brokers in connection with the conversion of Company’s previously issued financial liabilities at fair value.

In October 2021, investors exercised 1,705,000 tradable warrants Company. The total proceeds received by the Company from this exercise were approximately 9,377. The Company paid fees of 7% in the amount of 656 according to the terms of a contract with a promoter in connection with the IPO for which the Company recorded a financial liability (note 8(3)).

4.	The Company has not generated any revenue since its inception and the Company’s products are in the development stage. The Company’s operating loss for the years ended December 31, 2021 and 2022 were $13.4 million and $14.8 million, respectively and the Company’s net loss for the same period was $16.9 million and $10.3 million, respectively. As of December 31, 2022, the Company had an accumulated deficit of $39.1 million. The Company funds its operations through the proceeds of the IPO.

The Company’s management intends to seek additional funding through public offerings, which will be utilized to fund product development and continue operations. The Company does not have any material financial obligations as of the balance date. The Company believes that it has sufficient resources to operate in the foreseeable future.

5.	The Ukraine Conflict

Although we do not currently conduct business in Russia and Ukraine, the escalation of geopolitical instability in Russia and Ukraine as well as currency fluctuations in the Russian Ruble has had a negative impact on worldwide markets. Such impact may negatively impact our supply chain, our operations and future growth prospects in that region. As a result of the crisis in Ukraine, both the U.S. and other countries have implemented sanctions against certain Russian individuals and entities. Our global operations expose us to risks that could adversely affect our business, financial condition, results of operations, cash flows or the market price of our securities, including the potential for increased tensions between Russia and other countries resulting from the current situation involving Russia and Ukraine, tariffs, economic sanctions and import-export restrictions imposed, and retaliatory actions, as well as the potential negative impact on our potential business and sales in the region. Current geopolitical instability in Russia and Ukraine and related sanctions by the U.S. and other governments against certain companies and individuals may hinder our ability to conduct business with potential customers and vendors in these countries.

6.	These financial statements were authorized by the board of directors on March 28, 2023.